S000091479 [Member] Expense Example, No Redemption - RJ Eagle Vertical Income ETF - RJ Eagle Vertical Income ETF	Sep. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 56
Expense Example, No Redemption, 3 Years	$ 176